Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

6.      ACCRUED LIABILITIES

Accrued liabilities on the condensed consolidated balance sheets was comprised of the following (in thousands):

	September 30, 2022	December 31, 2021
Accrued compensation expenses	$5,536	$3,802
Accrued interest	230	1,369
Accrued vendor payables	1,256	1,109
Accrued professional services	155	934
Other accrued liabilities	65	84
	$7,242	$7,298

5.      ACCRUED LIABILITIES

Accrued liabilities on the consolidated balance sheets are comprised of the following as of December 31, 2021 and 2020, respectively:

	December 31, 2021	December 31, 2020
Accrued compensation expenses	$3,802	$2,692
Accrued interest	1,369	—
Accrued vendor payables	1,109	509
Accrued professional services	934	149
Other accrued liabilities	84	61
	$7,298	$3,411

The Company recorded accrued interest of $395 as of December 31, 2020 under other liabilities, non-current on the Company’s consolidated balance sheet related to the promissory note issued in June 2020 (“SNAP June 2020 Note”). See Note 8 for further information.